EVENTS SUBSEQUENT TO THE DATE OF THE INDEPENDENT AUDITOR’S REPORT (Details Narrative) - Subsequent Event [Member]	Apr. 17, 2026 USD ($)
Subsequent Event [Line Items]
Net cash proceed	$ 1,012,805
Debt retirement	381,078
Reduce accounts payable	$ 464,484